Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes On Income
TAXES ON INCOME
NOTE 17:-	TAXES ON INCOME

a.	Corporate tax rates:

Israeli taxation:

Corporate tax rate in Israel in 2017 was 24% and in 2016 - 25% .

On January 4, 2016, the Israeli Parliament’s Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The Company estimates that the effect of the change in tax rates will have no impact on the financial statements.

b.	Final tax assessments:

The Company received final tax assessments through 2013.

The related company, Eye-Fite, tax assessment through 2012 is considered as final.

c.	Net operating carryforward losses for tax purposes and other temporary differences:

As of December 31, 2017 the Company and Eye-Fite had carryforward losses amounting to approximately USD 100,144 and USD 3,577.

d.	Deferred taxes:

The Company did not recognize deferred tax assets for carryforward losses and other temporary differences because their utilization in the foreseeable future is not probable.